CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Share capital [Member]	Equity reserves [Member]	Accumulated deficit [Member]	Total
Beginning Balance at Dec. 31, 2021	$ 579,591	$ 51,879	$ (498,707)	$ 132,763
Beginning Balance (shares) at Dec. 31, 2021				224,943,453
Statements [Line Items]
Share-based compensation expense		119		$ 119
Net income and comprehensive income for the year			40,809	40,809
Ending Balance at Dec. 31, 2022	579,591	51,998	(457,898)	$ 173,691
Ending Balance (shares) at Dec. 31, 2022				224,943,453
Statements [Line Items]
Issuance of common shares on exercise of stock options	28	(9)		$ 19
Issuance of common shares on exercise of stock options (shares)				29,333
Share-based compensation expense		1,123		$ 1,123
Net income and comprehensive income for the year			26,085	26,085
Ending Balance at Dec. 31, 2023	$ 579,619	$ 53,112	$ (431,813)	$ 200,918
Ending Balance (shares) at Dec. 31, 2023				224,972,786